Trade and other payables	12 Months Ended
Dec. 31, 2021
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Trade and other payables
17. Trade and other payables

	December 31,
	2021	2020
	£’000s	£’000s
Trade payables	2,285	3,165
Social security and other taxes	190	146
Other payables	24	22

Total	2,499	3,333

Trade and other payables are non-interest bearing and have an average term of one month.